SHARE-BASED COMPENSATION - Additional Information (Details)								1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 21, 2019 shares	Sep. 04, 2018 shares	Jan. 24, 2018 shares	Jun. 06, 2017 $ / shares shares	Aug. 06, 2016 USD ($) shares	Dec. 07, 2015	Dec. 08, 2010 USD ($) $ / shares shares	Jan. 31, 2019 shares	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Aug. 31, 2016 shares	Aug. 06, 2016 CNY (¥)	Nov. 30, 2015 shares	Dec. 31, 2013 shares	Sep. 30, 2011 shares	Dec. 31, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | $ / shares										$ 0.01		$ 0.01
Number of options exercised				6,328,535
Number of options canceled				10,806,665
Incremental compensation cost recognized													¥ 33,000,000	$ 4,700,000
Share-based compensation									¥ 9,275,857	$ 3,124,269	¥ 21,750,533		3,898,328		¥ 38,029,713
Equity granted	15,000,000	30,000,000
Zhu Jun [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary share, outstanding shares												1,000,000
Number of options canceled														5,000,000	5,000,000
Directors, officers and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled	15,000,000	6,200,000
Third-party consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled								1,000,000
Ordinary granted to Incsight Limited (''Incsight'')
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥											¥ 0		0		¥ 500,000
Equity granted							1,500,000
Stock award term						3 years	5 years
Fair value of equity granted | $ / shares							$ 6.48
Cumulative profit | $							$ 5,000,000
Ordinary granted to Incsight Limited (''Incsight'') | Vest when Group achieves breakeven
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted							500,000
Ordinary granted to Incsight Limited (''Incsight'') | Vest when cumulative profit reaches US$5 million in a quarter subsequent to the quarter in which Group breaks even
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted							1,000,000
Cross fire new mobile game | Inner Mongolia Culture Assets and Equity Exchange
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Funds required for the development of CrossFire new mobile game					$ 22,600,000					$ 22,600,000						¥ 157,500,000		¥ 157,500,000
2004 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance												100,000,000					34,449,614		14,449,614	6,449,614
Stock options contractual term										5 years	5 years
Options to purchase ordinary share, outstanding shares										1,050,000						1,050,000
Options to purchase ordinary shares, available for future grants										64,527,118						64,527,118
Ordinary shares, par value | $ / shares				$ 0.01
Number of options exercised				6,328,535
Number of options canceled				10,806,665
Stock options, exercise price | $ / shares				$ 0.00
Share-based compensation										$ 3,100,000	¥ 21,300,000		3,900,000		38,000,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total instrinsic value of options exercised										$ 0	¥ 0	$ 0		$ 0
Options to purchase ordinary share, outstanding shares										50,000		50,000				50,000
Number of options exercised										0	0
Number of options canceled		4,700,000								0	0
Fair value of options granted | $ / shares										$ 0.51
Share options granted			5,750,000							0	0
Shares vested period			36 months
Share options forfeited		1,000,000
Accelerated Vesting Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, exercise price | $ / shares				1.86
Accelerated Vesting Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, exercise price | $ / shares				$ 1.53
Stock options and ordinary shares granted by Red 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance																					22,855,591	13,626,955
Total instrinsic value of options exercised | $										$ 0		$ 0		$ 0
Options to purchase ordinary share, outstanding shares										5,111,250		5,111,250				5,111,250
Options to purchase ordinary shares, available for future grants										15,480,087						15,480,087
Number of options exercised										0	0
Number of options canceled										0	0
Share options granted										0	0
Share-based compensation										$ 10,000	¥ 50,000		¥ 40,000		¥ 300,000
Unrecognized compensation cost | ¥																¥ 0
Stock award term										10 years	10 years
Option granted										38,191,879	38,191,879
Maximum exercisable period for stock options granted to a person who is a greater than 10% shareholder on date of grant										5 years	5 years
Stock options and ordinary shares granted by Red 5 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, exercise price | $ / shares										$ 0.2450
Stock options and ordinary shares granted by Red 5 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares										0.0178
Stock options, exercise price | $ / shares										$ 0.0001
Performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total instrinsic value of options exercised | ¥											¥ 0
Options to purchase ordinary share, outstanding shares										1,000,000		2,000,000				1,000,000
Number of options exercised										0	0
Number of options canceled										1,000,000	1,000,000
Fair value of options granted | $ / shares										$ 0.51
Share options granted										0	0
Unrecognized compensation cost										$ 5,000,000						¥ 35,000,000
Performance conditions | Directors, officers and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled		1,500,000
Share options granted			2,500,000
Performance conditions | Cross fire new mobile game | Inner Mongolia Culture Assets and Equity Exchange
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted					6,000,000
Performance conditions | Tranche I | Directors, officers and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of performance conditions for vesting of shares			1,000,000 shares granted will vest upon the success of improvement on the Group's online game business
Performance conditions | Tranche II | Directors, officers and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of performance conditions for vesting of shares			1,500,000 shares will vest upon the success of the Group's fund raising efforts